Financial instruments (Tables)	6 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities measured at fair value
The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2020	30 June 2020	31 December 2019
	£ million	£ million	£ million
Derivative assets	489	758	379
Derivative liabilities	(150)	(145)	(228)
Valuation techniques based on observable market input (Level 2)	339	613	151
Financial assets - other	122	116	96
Financial liabilities - other	(481)	(416)	(386)
Valuation techniques based on unobservable market input (Level 3)	(359)	(300)	(290)

Schedule of movements in level 3 instruments
The movements in level 3 instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses(i)	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	Six months ended 31 December 2020	Six months ended 31 December 2020	Six months ended 31 December 2019	Six months ended 31 December 2019
	£ million	£ million	£ million	£ million
At the beginning of the period	(167)	(249)	(174)	(227)
Net gains/(losses) included in the income statement	2	(17)	(1)	(9)
Net gains included in exchange in other comprehensive income	15	27	6	8
Net gains/(losses) included in retained earnings	1	—	(1)	—
Additions	—	(181)	—	(42)
Settlement of liabilities	1	87	5	49
At the end of the period	(148)	(333)	(165)	(221)

(i)    Included in the balance at 31 December 2020 is £80 million in respect of the acquisition of Casamigos (31 December 2019 - £150 million), and £172 million in respect of the acquisition of Aviation Gin.